CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Current assets:
Cash and cash equivalents	$ 158.8	$ 207.2
Trade accounts receivable, less allowances of $31.5 and $30.5 at year-end 2015 and 2014, respectively	964.7	958.1
Inventories, net	478.7	491.8
Current deferred and refundable income taxes	30.9	107.5
Assets held for sale	2.5	0.8
Other current assets	139.8	155.9
Total current assets	1,775.4	1,921.3
Property, plant and equipment, net	847.9	875.3
Goodwill	686.2	721.6
Other intangibles resulting from business acquisitions, net	45.8	67.4
Non-current deferred income taxes	372.2	312.9
Other assets	406.2	458.4
Total assets	4,133.7	4,356.9
Current liabilities:
Short-term borrowings and current portion of long-term debt and capital leases	95.3	204.3
Accounts payable	814.6	797.8
Accrued payroll and employee benefits	194.6	173.7
Accrued trade rebates	85.4	90.5
Current deferred and payable income taxes	45.1	60.1
Other accrued liabilities	224.1	266.6
Total current liabilities	1,459.1	1,593.0
Long-term debt and capital leases	963.6	940.1
Long-term retirement benefits and other liabilities	637.4	648.3
Non-current deferred and payable income taxes	$ 107.9	$ 127.8
Commitments and contingencies (see Notes 7 and 8)
Shareholders' equity:
Common stock, $1 par value per share, authorized - 400,000,000 shares at year-end 2015 and 2014; issued - 124,126,624 shares at year-end 2015 and 2014; outstanding - 89,967,697 shares and 90,458,956 shares at year-end 2015 and 2014, respectively	$ 124.1	$ 124.1
Capital in excess of par value	834.0	823.9
Retained earnings	2,277.6	2,116.5
Treasury stock at cost, 34,158,927 shares and 33,667,668 shares at year-end 2015 and 2014, respectively	(1,587.0)	(1,471.3)
Accumulated other comprehensive loss	(683.0)	(545.5)
Total shareholders' equity	965.7	1,047.7
Total liabilities and shareholders' equity	$ 4,133.7	$ 4,356.9